Investor A Institutional [Member] Average Annual Total Returns - Investor A Institutional [Member]	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.12%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	23.47%	13.56%	12.82%
Performance Inception Date			Aug. 13, 2015
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.15%	13.19%	12.35%
Performance Inception Date			Aug. 13, 2015
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.08%	10.79%	10.51%
Performance Inception Date			Aug. 13, 2015
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	23.80%	13.84%	13.09%
Performance Inception Date			Aug. 13, 2015